INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory write off	$ 508	$ 1,123	$ 178
Raw Materials [Member]
Inventory [Line Items]
Inventory write off	$ 0	$ 144	$ 0